COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum future rental payments under non-cancelable operating and capital leases
Minimum future rental payments under non-cancelable operating and capital leases for each of the five succeeding years ending December 31 and thereafter are as follows:

(in millions)	Operating Lease Obligations	Capital Lease Obligations
2018	$73	$2
2019	60	1
2020	50	1
2021	37	1
2022	34	1
Thereafter	132	—
Total	$386	$6